Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents.
Cash and cash equivalents

17 Cash and cash equivalents

	2021	2020	2019
	$m	$m	$m
Cash at bank and in hand	1,461	1,182	755
Short-term deposits	4,868	6,650	4,614
Cash and cash equivalents	6,329	7,832	5,369
Unsecured bank overdrafts	(291)	(286)	(146)
Cash and cash equivalents in the cash flow statement	6,038	7,546	5,223

The Group holds $nil (2020: $nil; 2019: $1m) of Cash and cash equivalents which is required to meet insurance solvency, capital and security requirements.

AstraZeneca invests in constant net asset value funds and low volatility net asset value funds with same day access for subscription and redemption. These investments fail the ‘solely payments of principal and interest’ test criteria under IFRS 9. They are therefore measured at fair value through profit and loss, although the fair value will be materially the same as amortised cost.

Non-cash and other movements, within operating activities in the Consolidated Statement of Cash Flows, includes:

	2021	2020	2019
	$m	$m	$m
Changes in fair value of put option (Acerta Pharma)	–	–	172
Share-based payments charge for the period	615	277	259
Settlement of share plan awards	(570)	(349)	(323)
Pension contributions	(174)	(172)	(175)
Pension charges recorded in operating profit	136	84	59
Long-term provision charges recorded in operating profit	270	66	506
Non-cash intangible additions	–	(120)	–
Foreign exchange and other	(182)	(62)	(120)
Total operating activities non-cash and other movements	95	(276)	378